Private Placement - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights | shares	725,000
Class of warrant or right, price of warrants or rights	$ 10
Warrant exercisable period after initial business combination	30 days
Private Placement Warrants [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 11.5